Long Term Debt - Schedule of Debt (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 04, 2020
Debt Instrument [Line Items]
Outstanding principal	$ 113,622,000	$ 125,510,000
Senior Loans | Senior Secured Term Loan Facility Commitment
Debt Instrument [Line Items]
Outstanding principal	50,000,000	50,000,000	$ 50,000,000
PIK	1,664,000	117,000
Debt discount	(11,003,000)	(13,704,000)
Total carrying amount	$ 40,661,000	$ 36,413,000